UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  ( ) ;   Amendment Number:
                                                   ----
This Amendment    (Check only one.):  ( ) is a restatement.
                                      ( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Commonfund Asset Management Company, Inc.
Address:    15 Old Danbury Road
            P. O. Box 812
            Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John W. Auchincloss
Title:    Secretary & General Counsel, Commonfund Asset Management Company, Inc.
Phone:    203-563-5107

Signature, Place, and Date of Signing:

        /s/ John W. Auchincloss       Wilton, CT       8/9/12
        -----------------------       ----------       ------
        (Signature)                  (City, State)    (Date)

Report Type            (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:


NO.      FORM 13F FILE NUMBER         NAME OF SUB-ADVISER
---      --------------------         -------------------

 1       28-06538                     AEW Capital Management, L.P.
 2       28-05508                     Aronson + Johnson + Ortiz
 3       28-05267                     Delaware Investments
 4       28-06035                     D.G. Capital Management, Inc.
 5       28-01185                     Frontier Capital Management Co.
 6       28-13070                     GLG, Inc.
 7       28-2013                      Harris Associates, L.P.
 8       28-10329                     Income Research & Management
 9       28-10706                     IronBridge Capital Management
 10      801-39502                    Jarislowsky Fraser Ltd.
 11      28-11937                     JP Morgan Investment Management, Inc.
 12      28-10469                     Lazard Asset Management LLC
 13      28-12154                     Levin Capital Securities, LP
 14      28-06748                     Marsico Asset Management, LLC
 15      28-04632                     Martingale Asset Management
 16      28-14187                     Odey Asset Management LLP
 17      28-1399                      Southeastern Asset Management, Inc.
 18      28-01693                     Steinberg Asset Management, LLC
 19      28-02927                     Water Street Capital Inc.
 20      28-1700                      Western Asset Management Company
 21      28-517                       Wellington Management Company, LLP

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 2
                                                --------------------

Form 13F Information Table Entry Total:                            8
                                                --------------------

Form 13F Information Table Value Total:         $             22,542
                                                --------------------
                                                     (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:


NO.      FORM 13F FILE NUMBER           NAME OF SUB-ADVISER
---      --------------------           -------------------

 1       None                           GSI Bermuda, Ltd

 2       None                           Hexam Capital Partners

                          FORM 13(F) INFORMATION TABLE


          Column 1             Column 2    Column 3  Column 4            Column 5          Column 6   Column 7     Column 8
          --------             --------    --------  --------  -------------------------   --------   --------     --------
                               Title of                Value   Shares or   Shares/  Put/  Investment   Other    Voting Authority
       Name of Issuer           Class        Cusip   (x$1000)   PRN Amt.    PRN     Call  Discretion  Managers  Sole  Shared  None
       --------------          --------      -----   --------  ---------   -------  ----  ----------  --------  ----  ------  ----
Focus Media Holding          ADR           34415V109   2,979    126,862                     Defined      1        x
Baidu Inc                    Sponsored     056752108   1,093      9,504                     Defined      2        x
                             ADR
Itau Unibanco Hldg           Sponsored     465562106   3,624    260,352                     Defined      2        x
                             ADR
Petroleo Brasileiro SA       Sponsored     71654V408   2,158    114,947                     Defined      2        x
Petrobras                    ADR
Qihoo 360 Technologies       ADR           74734M109   1,744    100,889                     Defined      2        x
TIM Participacoes SA         Sponsored     88706P205   2,954    107,573                     Defined      2        x
                             ADR
Vale SA                      ADR           91912E105   7,292    367,364                     Defined      2        x
Wuxi Pharmatech Inc          ADR           929352102     698     49,428                     Defined      2        x